Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 11, 2011
Document And Entity Information
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Registrant Name	NEPHROS INC
Entity Central Index Key	0001196298
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding

Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 1,713	$ 240	$ 1,004
Accounts receivable	587	326	629
Inventory, less allowances of $18	334	726	653
Prepaid expenses and other current assets	99	190	135
Total current assets	2,733	1,482	2,421
Property and equipment, net	61	108	210
Other assets			21
Total assets	2,794	1,590	2,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Short-term borrowings		500
Accounts payable	464	441	455
Accrued expenses	102	481	239
Deferred revenue		33
Total current liabilities	566	1,455	694
Total liabilities		1,455	694
Commitments and Contingencies
Stockholders' equity:
Preferred stock
Common stock	10	2	2
Additional paid-in capital	95,365	92,019	91,855
Accumulated other comprehensive income	70	22	76
Accumulated deficit	(93,217)	(91,908)	(89,975)
Total stockholders' equity	2,228	135	1,958
Total liabilities and stockholders' equity	$ 2,794	$ 1,590	$ 2,652

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Balance Sheets
Inventory, allowances	$ 18	$ 18	$ 18
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	4,500,000	4,500,000
Common stock, shares issued	10,065,118	2,090,552	2,080,240
Common stock, shares outstanding	10,065,118	2,090,552	2,080,240

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements Of Operations
Product revenue	$ 637	$ 809	$ 1,318	$ 1,799	$ 2,938	$ 2,661
Cost of goods sold	434	527	916	1,127	1,816	1,744
Gross margin	203	282	402	672	1,122	917
Operating expenses:
Research and development	112	71	204	143	362	280
Depreciation and amortization	24	32	48	68	129	231
Selling, general and administrative	665	545	1,394	1,353	2,520	2,812
Total operating expenses	801	648	1,646	1,564	3,011	3,323
Loss from operations	(598)	(366)	(1,244)	(892)	(1,889)	(2,406)
Interest income	1	1	1	1	1	9
Interest expense			(12)		(15)	(2)
Amortization of debt issuance costs			(40)		(50)
Other income (expense)	(5)		(14)	(2)	20	373
Net loss	$ (602)	$ (365)	$ (1,309)	$ (893)	$ (1,933)	$ (2,026)
Net loss per common share, basic and diluted	$ (0.06)	$ (0.18)	$ (0.19)	$ (0.43)	$ (0.93)	$ (1.02)
Weighted average common shares outstanding, basic and diluted	10,065,118	2,086,771	7,052,504	2,083,506	2,087,068	1,981,467

Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2008	$ 2	$ 90,411	$ 70	$ (87,949)	$ 2,534
Balance, shares at Dec. 31, 2008	1,908,269
Comprehensive income:
Net loss				(2,026)	(2,026)
Net unrealized income (losses) on foreign currency translation			6		6
Comprehensive loss					(2,020)
Cashless exercise of warrants	91,473
Private placement sale of common stock		1,251			1,251
Private placement sale of common stock, shares	67,258
Exercise of stock options		85			85
Exercise of stock options, shares	13,239
Noncash stock-based compensation		108			108
Balance at Dec. 31, 2009	2	91,855	76	(89,975)	1,958
Balance, shares at Dec. 31, 2009	2,080,239
Comprehensive income:
Net loss				(1,933)	(1,933)
Net unrealized income (losses) on foreign currency translation			(54)		(54)
Comprehensive loss					(1,987)
Exercise of stock options		72			72
Exercise of stock options, shares	10,313
Noncash stock-based compensation		92			92
Balance at Dec. 31, 2010	$ 2	$ 92,019	$ 22	$ (91,908)	$ 135
Balance, shares at Dec. 31, 2010	2,090,552

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (1,309)	$ (893)	$ (1,933)	$ (2,026)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	48	68	129	231
Non-cash stock-based compensation	165	49	92	108
Deferred revenue	(33)		33
Amortization of debt issuance costs	40		50
Non-cash interest	12		15
Inventory reserve				18
(Increase) decrease in operating assets:
Accounts receivable	(239)	(78)	283	(220)
Inventory	410	(101)	(98)	57
Prepaid expenses and other current assets	92	44	(55)	27
Other assets			21
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	(274)	192	171	(702)
Accrued severance expense				(105)
Net cash used in operating activities	(1,088)	(719)	(1,292)	(2,612)
Investing activities
Purchase of property and equipment			(30)	(28)
Maturities of short-term investments				7
Net cash used in investing activities			(30)	(21)
Financing activities
Repayment of debt	(500)
Payment of financing costs	(140)
Proceeds from short-term borrowings			500
Proceeds from stock options exercised		72	72	85
Proceeds from issuance of common stock	3,190			1,251
Net cash provided by financing activities	2,550	72	572	1,336
Effect of exchange rates on cash	11	(13)	(14)	(5)
Net increase (decrease) in cash	1,473	(660)	(764)	(1,302)
Cash, beginning of period	240	1,004	1,004	2,306
Cash, end of period	1,713	344	240	1,004
Supplemental disclosure of cash flow information
Cash paid for interest				2
Cash paid for taxes	$ 2	$ 2	$ 2	$ 6

Basis Of Presentation And Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Basis Of Presentation And Going Concern
Basis Of Presentation And Going Concern

1. Basis of Presentation and Going Concern

On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock.  The reverse split became effective on March 11, 2011.  All of the share and per share amounts discussed in these condensed consolidated interim financial statements on Form 10-Q have been adjusted to reflect the effect of this reverse split.

Interim Financial Information

The accompanying unaudited condensed consolidated interim financial statements of Nephros, Inc. and its wholly owned subsidiary, Nephros International Limited (collectively, the "Company") should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company's 2010 Annual Report on Form 10-K filed with the Securities and Exchange Commission (the "SEC") on March 29, 2011 and Form 10-K/A filed with the SEC on April 28, 2011. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 and Article 10 of Regulation S-X. Accordingly, since they are interim statements, the accompanying condensed consolidated financial statements do not include all of the information and notes required by GAAP for a complete financial statement presentation. The condensed consolidated balance sheet as of December 31, 2010 was derived from the Company's audited consolidated financial statements but does not include all disclosures required by GAAP. In the opinion of management, the interim condensed consolidated financial statements reflect all adjustments consisting of normal, recurring adjustments that are necessary for a fair presentation of the financial position, results of operations and cash flows for the condensed consolidated interim periods presented. Interim results are not necessarily indicative of results for a full year. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amount of revenues and expenses, during the reporting period. Actual results could differ materially from those estimates.

Going Concern and Management's Response

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The Company's condensed consolidated interim financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company has incurred significant losses in operations in each quarter since inception. For the six months ended June 30, 2011 and 2010, the Company has incurred net losses of  $1,309,000 and  $893,000, respectively. In addition, the Company has not generated positive cash flow from operations for the six months ended June 30, 2011 and 2010. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, its results of operations and financial condition will be materially and adversely affected.

On October 1, 2010, the Company issued a senior secured note to Lambda Investors LLC, its largest stockholder, in the principal amount of  $500,000. The note bore interest at the rate of 12% per annum and was to mature on April 1, 2011, at which time all principal and accrued interest was due. However, the Company agreed to and did prepay, without penalty, amounts due under the note with the cash proceeds from its rights offering prior to the maturity date. The note was secured by a first priority lien on all of the Company's property, including its intellectual property.

On March 10, 2011 the Company completed its rights offering and a private placement that together resulted in gross proceeds of approximately  $3.2 million. The aggregate net proceeds were approximately  $2.3 million, after deducting the estimated aggregate expenses of these transactions which approximated  $200,000, the repayment of the  $500,000 note, plus  $26,650 of accrued interest thereon, issued to Lambda Investors, LLC, the payment of an 8% sourcing/transaction fee of  $40,000  in respect of the note and an aggregate of  $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.
After giving effect to the 1:20 reverse stock split on March 11, 2011, the Company's stockholders subscribed for 4,964,854 units in the rights offering and the Company accepted all basic subscription rights and oversubscription privileges. The units were sold at a per unit purchase price of  $0.40. Gross proceeds to the Company from the sale of these units in the rights offering were approximately  $2.0 million. The Company issued an aggregate of 4,964,854 shares of common stock and warrants to purchase an aggregate of approximately 4.6 million shares of its common stock to stockholders who subscribed.

Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units at the same per unit purchase price of  $0.40, pursuant to a purchase agreement between the Company and Lambda Investors. The Company issued to Lambda Investors an aggregate of 3,009,711 shares of common stock and warrants to purchase an aggregate of 2,782,579 shares of common stock. Of the  $3.2 million in gross proceeds from the rights offering and the private placement, the Company received approximately  $1.2 million in gross proceeds from the sale of units to Lambda Investors.

The Company effected a reverse stock split, in which every 20 shares of our common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to  $0.04 per pre-split share for such fractional interests. The number of shares of common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split. The reverse stock split was effected in connection with the rights offering and private placement.

 The reverse stock split was approved by the Company's stockholders at the annual meeting held on January 10, 2011. The number of shares of common stock subject to outstanding stock warrants and options, and the exercise prices and conversion ratios of those securities, were automatically proportionately adjusted for the 1-for-20 ratio provided for by the reverse stock split.

The Company entered into a License Agreement with Bellco S.r.l., as  licensee ("Bellco), which is discussed in Footnote 12, Subsequent Events.  This Agreement provides the Company with payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. These fixed payments of €1,850,000 or approximately  $2,600,000, take place over the next eighteen months.  Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay to Nephros a royalty based on the number of units of products sold in the territory as follows: for the first 103,000 units sold,  €4.50 per unit; thereafter, €4.00 per unit.  The first fixed payment was received in July 2011.  Anticipated  payments from this License Agreement will be a positive source of cash flow to the Company.

There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations. There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Note 1 — Organization and Nature of Operations

Nephros, Inc. ("Nephros" or the "Company") was incorporated under the laws of the State of Delaware on April 3, 1997. Nephros was founded by health professionals, scientists and engineers affiliated with Columbia University to develop advanced End Stage Renal Disease ("ESRD") therapy technology and products. The Company has three products in various stages of development in the hemodiafiltration, or HDF, modality to deliver improved therapy for ESRD patients. These are the OLpur  TM   MDHDF filter series or "dialyzers," designed expressly for HDF therapy, the OLpur  TM   H2H  TM, an add-on module designed to allow the most common types of hemodialysis machines to be used for HDF therapy, and the OLpur  TM NS2000 system, a stand-alone hemodiafiltration machine and associated filter technology.  In 2006, the Company introduced its Dual Stage Ultrafilter ("DSU") water filter system, which represents a new and complementary product line to the Company's existing ESRD therapy business. The DSU incorporates the Company's unique and proprietary dual stage filter architecture.

On June 4, 2003, Nephros International Limited was incorporated under the laws of Ireland as a wholly-owned subsidiary of the Company.  In August 2003, the Company established a European Customer Service and financial operations center in Dublin, Ireland.

Concentration Of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Concentration Of Credit Risk
Concentration Of Credit Risk
2. Concentration of Credit Risk

For the six months ended June 30, 2011 and 2010, the following customers accounted for the following percentages of the Company's sales, respectively.

Customer	2011	2010
A	56%	49%
B	19%	37%

As of June 30, 2011 and December 31, 2010, the following customers accounted for the following percentages of the Company's accounts receivable, respectively.

Customer	2011	2010
A	58%	72%
B	16%	12%

The Company's OLpur MDHDF filter series and Dual Stage Ultrafilter water filtration system products are manufactured by the same vendor.

Note 11 — Concentration of Credit Risk

Cash and cash equivalents are financial instruments which potentially subject the Company to concentrations of credit risk. The Company deposits its cash in financial institutions. At times, such deposits may be in excess of insured limits. To date, the Company has not experienced any impairment losses on its cash and cash equivalents.

Major Customers

For the year ended December 31, 2010 and 2009, two customers accounted for 79% and 87%, respectively, of the Company's sales.  In addition, as of December 31, 2010 and 2009, those customers accounted for 84% and 78%, respectively, of the Company's accounts receivable.

Revenue Recognition	6 Months Ended
Jun. 30, 2011
Revenue Recognition
Revenue Recognition
3. Revenue Recognition

Revenue is recognized in accordance with Accounting Standards Codification ("ASC") Topic 605. Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances. All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepaid Expenses And Other Current Assets
Prepaid Expenses And Other Current Assets
Note 4 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009
Prepaid insurance premiums	$120,000	$126,000
Deferred debt issuance costs	40,000	-
Security deposit	21,000	-
Other	9,000	9,000
Prepaid expenses and other current assets	$190,000	$135,000

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation
4. Stock-Based Compensation

The Company accounts for stock option grants to employees and non-employee directors under the provisions of ASC 718, Stock Compensation. ASC 718 requires the recognition of the fair value of stock-based compensation in the statement of operations. In addition, the Company accounts for stock option grants to consultants under the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, and as such, these stock options are revalued at each reporting period through the vesting period.

The fair value of stock option awards is estimated using a Black-Scholes option pricing model.  The fair value of stock-based awards is amortized over the vesting period of the award using the straight-line method.

The Company granted 612,500 stock options during the six months ended June 30, 2011 to employees, non-employee directors and consultants. These stock options vest 40% immediately and the remaining 60% annually over a three-year period and will be expensed over the applicable vesting period. The fair value of all stock-based awards granted during the six months ended June 30, 2011 was approximately  $267,000.

The following assumptions were used for options granted for the six months ended June 30, 2011.

Assumptions for Option Grants	Six Months Ended June 30, 2011
Risk-free interest rate	2.31 - 2.42%
Volatility	122%
Expected dividend yield	—
Expected term	5.5 yrs

The Company calculates expected volatility for a stock-based grant based on historic monthly stock price observations of common stock during the period immediately preceding the grant that is equal in length to the expected term of the grant. The Company also estimates future forfeitures at 5.8% as a part of the estimate of expense as of the grant date. The Company has used historical data to estimate expected employee behaviors related to forfeitures. With respect to grants of options, the risk free rate of interest is based on the U.S. Treasury rates appropriate for the expected term of the grant.

Stock-based compensation expense was approximately  $165,000 and  $49,000 for the six months ended June 30, 2011 and 2010, respectively. This expense is presented as part of the operating results in Selling, General and Administrative expenses on the accompanying condensed consolidated statement of operations.

There was no tax benefit related to expense recognized in the three and six months ended June 30, 2011 and 2010, as the Company is in a net operating loss position. As of June 30, 2011, there was approximately  $225,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans which will be amortized over the weighted average remaining requisite service period of 2.3 years. Such amount does not include the effect of future grants of equity compensation, if any. Of the total  $225,000, the Company expects to recognize approximately 28% in the remaining interim periods of 2011, approximately 35% in 2012, approximately 31% in 2013 and approximately 6% in 2014.

Note 8 — Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the "2000 Plan"), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

As of December 31, 2010 and 2009, 2,053 options had been issued to non-employees under the 2000 Plan and were outstanding. Such options expire at various dates through March 15, 2014, all of which are fully vested. As of December 31, 2010 and 2009, 7,230 options had been issued to employees under the 2000 Plan and were outstanding. Such options expire at various dates between January 22, 2013 and March 15, 2014, all of which are fully vested.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

In 2004, the Board of Directors adopted and the Company's stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan, and, in June 2005, the Company's stockholders approved an amendment to such plan (as amended, the "2004 Plan"), that increased to 40,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In May 2007, the Company's stockholders approved an amendment to the 2004 Plan that increased to 65,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In addition, in June 2008, the Company's stockholders approved an amendment to the 2004 Plan that increased to 134,849 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan.

As of December 31, 2009, 75,879 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2009, there were 77,194 shares available for future grants under the 2004 Plan. As of December 31, 2009, 9,128 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and August 14, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

As of December 31, 2010, 22,129 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2010, there were 82,535 shares available for future grants under the 2004 Plan. As of December 31, 2010, 13,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and January 8, 2020, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Share-Based Payment

Prior to the Company's initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company's stock on the date of grant. After the date of the Company's initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company's stock on the date of grant. Stock options granted have a life of 10 years.  Unvested options as of December 31, 2010 currently vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2010 and 2009 was approximately  $92,000 or less than  $0.05 per share and approximately  $108,000 or less than  $0.06 per share, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2010	2009
Stock Price Volatility	96%	93% - 96%
Risk-Free Interest Rates	2.85%	2.51% - 3.04%
Expected Life (in years)	5.75	5.75 – 6.25
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company's common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option's life.

The total fair value of options vested during the fiscal year ended December 31, 2010 was approximately  $87,000. The total fair value of options vested during the fiscal year ended December 31, 2009 was approximately  $157,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2010:

	Options Outstanding			Options Exercisable

Range of Exercise Price	Number Outstanding as of December 31, 2010	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2010	Weighted Average Exercise Price

$2.60	1,650	8.02	$2.60	413	$2.60
$15.00	12,500	7.25	$15.00	6,250	$15.00
$15.40 – $46.40	17,638	7.88	$21.10	9,714	$23.20
$47.80 – $96.00	12,876	2.97	$51.40	12,877	$51.40

Total Outstanding	44,664		$27.40	29,254	$33.60

The number of new options granted in 2010 and 2009 is 4,125 and 25,354, respectively. The weighted-average fair value of options granted in 2010 and 2009 is  $0.73 and  $0.69, respectively.

The following table summarizes the option activity for the years ended December 31, 2010 and 2009:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2009	94,289	$17.00
Options granted	4,125	19.00
Options exercised	(10,313)	7.00
Options forfeited	(43,437)	9.40
Outstanding at December 31, 2010	44,664	27.40
Expected to vest at December 31, 2010	43,770	$27.60
Exercisable at December 31, 2010	29,254	$33.60

The aggregate intrinsic value of stock options outstanding at December 31, 2010 and the stock options vested or expected to vest is  $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 6.3 years.

As of December 31, 2010, the total remaining unrecognized compensation cost related to non-vested stock options amounted to  $129,000 and will be amortized over the weighted-average remaining requisite service period of 2.0 years.

Warrants

Class D Warrants — The Company issued Class D Warrants to purchase an aggregate of 455,628 shares of the Company's common stock to the Investors upon conversion of the purchased notes. The Company recorded the issuance of the Class D Warrants at their approximate fair market value of  $3,763,000. The value of the Class D Warrants was computed using the Black-Scholes option pricing model.

Placement Agent Warrants — The Company issued placement agent warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Company's placement agents in connection with their roles in the Company's fall 2007 financing ("the 2007 Financing"). The Company recorded the issuance of the placement agent warrants at their approximate fair market value of  $1,047,000. The value of the placement agent warrants was computed using the Black-Scholes option pricing model.

The following table summarizes certain terms of all of the Company's outstanding warrants at December 31, 2010 and 2009:

Total Outstanding Warrants at December 31, 2010

Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2010	2009
Class D Warrants	11/14/2007	11/14/2012	$14.10	369,478	369,478
Placement Agent Warrants	11/14/2007	11/14/2012	$18.00	6,484	6,484
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Total all Outstanding Warrants				409,591	409,591

(1) Weighted average exercise price is  $14.84 for December 31, 2010 and 2009.

Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision

The Series D warrants have a cashless exercise provision which states, " If, and only if, at the time of exercise pursuant to this Section 1 there is no effective registration statement registering, or no current prospectus available for, the sale of the Warrant Shares to the Holder or the resale of the Warrant Shares by the Holder and the VWAP (as defined below) is greater than the Per Share Exercise Price at the time of exercise, then this Warrant may also be exercised at such time and with respect to such exercise by means of a "cashless exercise" in which the Holder shall be entitled to receive a certificate for the number of Warrant Shares equal to the quotient obtained by dividing (i) the result of (x) the difference of (A) minus (B), multiplied by (y) (C), by (ii) (A), where:

(A) =	the VWAP (as defined below) on the Trading Day (as defined below) immediately preceding the date of such election;
(B) =	the Per Share Exercise Price of this Warrant, as adjusted; and
(C) =	the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

  "VWAP" means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted for trading on the New York Stock Exchange, American Stock Exchange, NASDAQ Capital Market, NASDAQ Global Market, NASDAQ Global Select Market or the OTC Bulletin Board, or any successor to any of the foregoing (a " Trading Market "), the daily volume weighted average price of the Common Stock on the Trading Market on which the Common Stock is then listed or quoted for trading as reported by Bloomberg L.P. for such date if such date is a date on which the Trading Market on which the Common Stock is then listed or quoted for trading (a " Trading Day ") or the nearest preceding Trading Date (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time); (b) if the Common Stock is not then listed or quoted for trading on a Trading Market and if prices for the Common Stock are then reported in the "Pink Sheets" published by Pink Sheets, LLC (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported; or (c) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holder and reasonably acceptable to the Company."

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holder or the resale of the warrant shares by the holder and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009.

A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant. As a result, 54,561 shares of common stock were issued to this Class D warrant holder in August 2009. The number of shares outstanding in the December 31, 2010 balance sheet and the number of shares outstanding used in the earnings per share calculation for the twelve months ended December 31, 2010 include these shares.

Issuance of Common Stock Due to Placement Agent Warrants' Cashless Exercise Provision

National Securities Corporation ("NSC") and Dinosaur Securities, LLC ("Dinosaur" and together with NSC, the "Placement Agents") acted as co-placement agents in connection with the 2007 Financing pursuant to an Engagement Letter, dated June 6, 2007 and a Placement Agent Agreement dated September 18, 2007. The Placement Agents received (i) an aggregate cash fee equal to 8% of the face amount of the notes purchased in the 2007 Financing ("the Purchased Notes") and paid 6.25% to NSC and 1.75% to Dinosaur, and (ii) warrants ("Placement Agent Warrant") with a term of five years from the date of issuance to purchase 10% of the aggregate number of shares of the Company's common stock issued upon conversion of the Purchased Notes with an exercise price per share of the Company's common stock equal to  $14.10. The Company issued Placement Agents Warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Placement Agent in November 2007 in connection with their roles in the 2007 Financing.

The Placement Agent Warrants have a cashless exercise provision identical to that in the Series D Warrants.

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holders or the resale of the warrant shares by the holders and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009. Several Placement Agents elected to exercise the cashless exercise provision of their warrants.

Placement Agents elected to exercise 67,435 of the 87,819 Placement Agent Warrants outstanding in June 2009. All elected the Cashless Exercise provision of their warrants. As a result, 29,725 shares of common stock were issued to the Placement Agents in June 2009.

Placement Agents elected to exercise 13,900 of the 20,384 Placement Agent Warrants outstanding in June 2009. All elected the cashless exercise provision of their warrants. As a result, 7,188 shares of common stock were issued to the Placement Agents. As of December 31, 2010 there were 6,484 Placement Agent Warrants outstanding.

 July 2009 Private Placement

On July 24, 2009, the Company raised gross proceeds of  $1,251,000 through the private placement to eight accredited investors of an aggregate of 67,258 shares of its common stock and warrants to purchase an aggregate of 33,629 shares of its common stock, representing 50% of the shares of common stock purchased by each investor. The Company sold the shares to investors at a price per share equal to  $18.60. The warrants have an exercise price of  $22.40, are exercisable immediately and will terminate on July 24, 2014.

Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2011
Comprehensive Income (Loss)
Comprehensive Income (Loss)
5. Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220, is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as unrealized gains or losses on securities classified as available-for-sale and foreign currency translation adjustments. As of June 30, 2011 and December 31, 2010, accumulated other comprehensive income was approximately  $70,000 and  $22,000, respectively.

Property And Equipment, Net	12 Months Ended
Dec. 31, 2010
Property And Equipment, Net
Property And Equipment, Net
Note 5 — Property and Equipment, Net

Property and equipment as of December 31, 2010 and 2009 was as follows:

		December 31,
	Life	2010	2009
Manufacturing equipment	3-5 years	$2,029,000	$2,115,000
Research equipment	5 years	91,000	91,000
Computer equipment	3-4 years	60,000	62,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		2,219,000	2,307,000
Less: accumulated depreciation		2,111,000	2,097,000
Property and equipment, net		$108,000	$210,000

The Company contracts with a contract manufacturer ("CM") to manufacture the Company's ESRD therapy products. The Company owns certain manufacturing equipment located at CM's manufacturing plant.

Depreciation expense for the years ended December 31, 2010 and 2009 was approximately  $129,000 and  $231,000, respectively, including amortization expense relating to research and development assets.

Loss Per Common Share	6 Months Ended
Jun. 30, 2011
Loss Per Common Share
Loss Per Common Share
6. Loss per Common Share

In accordance with ASC 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. However, because their effect is anti-dilutive, the Company has excluded stock options and warrants aggregating 17,546,200 and 466,755 shares, respectively, from the computation of diluted EPS for the six-month periods ended June 30, 2011 and 2010, respectively.

Accrued Expenses	12 Months Ended
Dec. 31, 2010
Accrued Expenses
Accrued Expenses
Note 6 — Accrued Expenses

Accrued expenses as of December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009
Accrued Management Bonus	$—	$31,000
Accrued Directors' Compensation	77,000	66,000
Accrued Accounting	40,000	63,000
Accrued Legal	127,000	19,000
Accrued Debt Issuance Costs and Rights Offering fees	140,000	—
Accrued Interest	15,000	—
Accrued Proxy and Annual Report fees	42,000	—
Accrued Other	40,000	60,000
Accrued Expenses	$481,000	$239,000

Recently Adopted Accounting Pronouncements And Summary Of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Recently Adopted Accounting Pronouncements And Summary Of Significant Accounting Policies
Recently Adopted Accounting Pronouncements And Summary Of Significant Accounting Policies

7. Recently Adopted Accounting Pronouncements

In April 2010, the FASB issued an ASU, Revenue Recognition – Milestone Method, to provide guidance on (i) defining a milestone, and (ii) determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. The guidance becomes effective on a prospective basis for research and development milestones achieved in fiscal years beginning on or after June 15, 2010, with early adoption and retrospective application permitted. The adoption of this amendment did not impact the Company's consolidated financial statements.

In January 2010, the FASB issued an amendment to ASC Topic 820- Improving Disclosures about Fair Value Measurements, which amends the existing fair value measurement and disclosure guidance currently included in ASC Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Specifically, the amendment to ASC Topic 820 requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, the reasons for any transfer in or out of Level 3 and information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this amendment also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. This amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for additional disclosures related to Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The adoption of this amendment did not impact the Company's consolidated financial statements.

Note 2 — Summary of Significant Accounting Policies

On January 10, 2011, the Company's stockholders voted to implement a 1:20 reverse stock split of the Company's common stock.  The reverse split became effective on March 11, 2011.  All of the share and per share amounts discussed in these financial statements on Form 10-K have been adjusted to reflect the effect of this reverse split.

Principles of Consolidation and Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Nephros International Limited.  All intercompany accounts and transactions have been eliminated in consolidation.

These financial statements were approved by management and the Board of Directors and are available for issuance as of the date of the audit opinion.  Subsequent events have been evaluated through this date.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Going Concern and Management's Response

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company's recurring losses and difficulty in generating sufficient cash flow to meet its obligations and sustain its operations raise substantial doubt about its ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.  Based on the Company's current cash flow projections, it will need to raise additional funds through either the licensing or sale of its technologies or additional public or private offerings of its securities. The Company continues to investigate strategic funding opportunities as they are identified. However, there is no guarantee that the Company will be able to obtain further financing. If it is unable to raise additional funds on a timely basis or at all, the Company would not be able to continue its operations.

The Company has incurred significant losses in its operations in each quarter since inception. For the years ended December 31, 2010 and 2009, the Company has incurred net losses of approximately  $1,933,000 and  $2,026,000, respectively.  In addition, the Company has not generated positive cash flow from operations for the years ended December 31, 2010 and 2009. To become profitable, the Company must increase revenue substantially and achieve and maintain positive gross and operating margins. If the Company is not able to increase revenue and gross and operating margins sufficiently to achieve profitability, the Company's results of operations and financial condition will be materially and adversely affected.

The Company's current operating plans primarily include the continued development and support of the Company's business in the European market, organizational changes necessary to begin the commercialization of the Company's water filtration business and the completion of current year milestones which are included in the Office of Naval Research appropriation.

On October 1, 2010, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of  $500,000. The note bears interest at the rate of 12% per annum and matures on April 1, 2011, at which time all principal and accrued interest will be due.  However, the Company has agreed to and did prepay amounts due under the note with the cash proceeds from the rights offering prior to the maturity date.  On March 10, 2011 in connection with the completion of the rights offering as discussed below, the Company repaid in full the  $500,000 of principal and  $26,650 of accrued interest on the senior secured note issued to Lambda Investors LLC on October 1, 2010.

On October 1, 2010, the Company filed with the Securities and Exchange Commission a Registration Statement on Form S-1 relating to the proposed rights offering to raise up to  $3.5 million from its existing stockholders.  The Company's registration statement on Form S-1 for its previously announced rights offering to its existing stockholders was declared effective on January 31, 2011 by the Securities and Exchange Commission.

On March 10, 2011 Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately  $3.2 million to Nephros.  The aggregate net proceeds received by the Company from the rights offering and private placement are estimated to be approximately  $2.3 million, after deducting:(i) the estimated aggregate expenses of these transactions,(ii) the repayment of the  $500,000 note ( noted above) plus all accrued interest thereon, issued to Lambda Investors, LLC, Nephros' largest stockholder, in October 2010 in connection with its loan to the Company,(iii) the payment of an 8% sourcing/transaction fee ( $40,000) in respect of the note and (iv)an aggregate of  $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.

The Company's stockholders subscribed for 4,964,854 (99,297,082 units pre-stock split) units in its previously announced rights offering and the Company accepted all basic subscription rights and oversubscription privileges.  The units were sold at a per unit purchase price of  $0.40.  Gross proceeds to the Company from the sale of these units in the rights offering was approximately  $2.0 million.  The Company issued an aggregate of 4,964,854 (99,297,082 units pre-stock split) shares of its common stock and warrants to purchase an aggregate of approximately 4.6 million shares (approximately 92 million pre-stock split) of its common stock to stockholders who subscribed.

Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units (60,194,220 units pre-stock split) at the same per unit purchase price of  $0.40, pursuant to a purchase agreement between the Company and Lambda Investors.  The Company issued to Lambda Investors an aggregate of 3,009,711 shares (60,194,226 shares pre-stock split) of its common stock and warrants to purchase an aggregate of 2,782,579 shares (55,651,580 shares pre-stock split) of its common stock.  The Company received approximately  $1.2 million in gross proceeds from its sale of units to Lambda Investors.

The Company effected a reverse stock split, in which every 20 shares of the Company's common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were be converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to  $0.04 per pre-split share for such fractional interests. The number of shares of the Company's common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split.  The reverse stock split was effected in connection with the Company's rights offering and private placement.

The reverse stock split was approved by the Company's stockholders at the Company's annual meeting held on January 10, 2011. The number of shares of common stock subject to outstanding stock warrants and options, and the exercise prices and conversion ratios of those securities, were automatically proportionately adjusted for the 1-for-20 ratio provided for by the reverse stock split.

There can be no assurance that the Company's future cash flow will be sufficient to meet its obligations and commitments. If the Company is unable to generate sufficient cash flow from operations in the future to service its commitments the Company will be required to adopt alternatives, such as seeking to raise debt or equity capital, curtailing its planned activities or ceasing its operations.  There can be no assurance that any such actions could be effected on a timely basis or on satisfactory terms or at all, or that these actions would enable the Company to continue to satisfy its capital requirements.

Cash and Cash Equivalents

The Company invests its excess cash in bank deposits and money market accounts.  The Company considers all highly liquid investments purchased with original maturities of three months or less from the date of purchase to be cash equivalents.  Cash equivalents are carried at fair value, which approximate cost, and primarily consist of money market funds maintained at major U.S. financial institutions.

Accounts Receivable

The Company provides credit terms to customers in connection with purchases of the Company's products. Management periodically reviews customer account activity in order to assess the adequacy of the allowances provided for potential collection issues and returns. Factors considered include economic conditions, each customer's payment and return history and credit worthiness. Adjustments, if any, are made to reserve balances following the completion of these reviews to reflect management's best estimate of potential losses.  There were no allowances for doubtful accounts at December 31, 2010 or 2009.  There was no allowance for sales returns at December 31, 2010 or 2009.  There were no write offs of accounts receivable to bad debt expense during 2010 or 2009.

 Inventory

The Company engages third parties to manufacture and package inventory held for sale, takes title to certain inventory once manufactured, and warehouses such goods until packaged for final distribution and sale. Inventory consists of finished goods and raw materials (fiber) held at the manufacturers' facilities, and are valued at the lower of cost or market using the first-in, first-out method.

Patents

The Company has filed numerous patent applications with the United States Patent and Trademark Office and in foreign countries. All costs and direct expenses incurred in connection with patent applications have been expensed as incurred.

Property and Equipment, net

Property and equipment, net is stated at cost less accumulated depreciation.  These assets are depreciated over their estimated useful lives of three to seven years using the straight line method.

Impairment for Long-Lived Assets

The Company adheres to ASC Topic 360 and periodically evaluates whether current facts or circumstances indicate that the carrying value of its depreciable assets to be held and used may be recoverable. If such circumstances are determined to exist, an estimate of undiscounted future cash flows produced by the long-lived assets, or the appropriate grouping of assets, is compared to the carrying value to determine whether impairment exists. If an asset is determined to be impaired, the loss is measured based on the difference between the asset's fair value and its carrying value. An estimate of the asset's fair value is based on quoted market prices in active markets, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including a discounted value of estimated future cash flows. The Company reports an asset to be disposed of at the lower of its carrying value or its estimated net realizable market value. There were no impairment losses for long-lived assets recorded for the years ended December 31, 2010 and December 31, 2009.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

Revenue Recognition

Revenue is recognized in accordance with ASC Topic 605.  Four basic criteria must be met before revenue can be recognized: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred or services have been rendered; (iii) the fee is fixed or determinable; and (iv) collectability is reasonably assured.

The Company recognizes revenue related to product sales when delivery is confirmed by its external logistics provider and the other criteria of ASC Topic 605 are met. Product revenue is recorded net of returns and allowances.  All costs and duties relating to delivery are absorbed by Nephros. All shipments are currently received directly by the Company's customers.

Shipping and Handling Costs

Shipping and handling costs are recorded as cost of goods sold and are approximately  $25,000 and  $19,000 for the years ended December 31, 2010 and 2009, respectively.

Research and Development Costs

Research and development costs are expensed as incurred.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718 by recognizing the fair value of stock-based compensation in the statement of operations.  The fair value of the Company's stock option awards are estimated using a Black-Scholes option valuation model. This model requires the input of highly subjective assumptions and elections including expected stock price volatility and the estimated life of each award. In addition, the calculation of compensation costs requires that the Company estimate the number of awards that will be forfeited during the vesting period. The fair value of stock-based awards is amortized over the vesting period of the award.  For stock-based awards that vest based on performance conditions (e.g. achievement of certain milestones), expense is recognized when it is probable that the condition will be met.

Amortization of Debt Issuance Costs

The Company accounts for debt issuance costs in accordance with ASC 835, which requires that these costs be reported in the balance sheet as deferred charges and amortized over the term of the associated debt.   Amortization of debt issuance costs of  $50,000 for the year ended December 31, 2010 is associated with the senior secured note issued to Lambda Investors LLC.  These capitalized costs will be fully amortized by the first quarter of 2011.  There was no amortization of debt issuance costs in the year ended December 31, 2009.

Other Income

Other income in the amount of approximately  $20,000 for the year ended December 31, 2010 resulted primarily from a reversal of a prior year's accrual of approximately  $18,000 determined to no longer be necessary.  Other income in the amount of approximately  $373,000 for the year ended December 31, 2009 resulted primarily from receipt of New York State Qualified Emerging Technology Company tax refunds for years 2006 and 2007.

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, which requires accounting for deferred income taxes under the asset and liability method. Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable in future years to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities.

For financial reporting purposes, the Company has incurred a loss in each period since its inception. Based on available objective evidence, including the Company's history of losses, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2010 and December 31, 2009.

ASC Topic 740 prescribes, among other things, a recognition threshold and measurement attributes for the financial statement recognition and measurement of uncertain tax positions taken or expected to be taken in a company's income tax return.  ASC 740 utilizes a two-step approach for evaluating uncertain tax positions.  Step one or recognition, requires a company to determine if the weight of available evidence indicates a tax position is more likely than not to be sustained upon audit, including resolution of related appeals or litigation processes, if any.  Step two or measurement, is based on the largest amount of benefit, which is more likely than not to be realized on settlement with the taxing authority.  The Company is subject to income tax examinations by major taxing authorities for all tax years subsequent to 2007.  The adoption of the provisions of ASC 740 did not have a material impact on the Company's consolidated financial statements.  During the years ended December 31, 2010 and 2009, the Company recognized no adjustments for uncertain tax positions.  However, management's conclusions regarding this policy may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulation and interpretations, thereof.

Loss per Common Share

In accordance with ACS 260-10, net loss per common share amounts ("basic EPS") are computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding and excluding any potential dilution. Net loss per common share amounts assuming dilution ("diluted EPS") is generally computed by reflecting potential dilution from conversion of convertible securities and the exercise of stock options and warrants. The following securities have been excluded from the dilutive per share computation as they are antidilutive.

	2010	2009
Stock options	44,664	94,289
Warrants	409,591	409,591

Foreign Currency Translation

Foreign currency translation is recognized in accordance with ASC Topic 830.  The functional currency of Nephros International Limited is the Euro and its translation gains and losses are included in accumulated other comprehensive income. The balance sheet is translated at the year-end rate. The statement of operations is translated at the weighted average rate for the year.

Comprehensive Income (Loss)

Comprehensive income (loss), as defined in ASC 220,  is the total of net income (loss) and all other non-owner changes in equity (or other comprehensive income (loss)) such as unrealized gains or losses on securities classified as available-for-sale and foreign currency translation adjustments. For the years ended December 31, 2010 and 2009, the comprehensive loss was approximately  $1,987,000 and  $2,020,000, respectively.

Recently Adopted Accounting Pronouncements

In December 2009, the FASB issued ASU No. 2009-17, Consolidations (Topic 810)-Improvements to Financial Reporting By Enterprises Involved with Variable Interest Entities (ASU No. 2009-17). ASU No. 2009-17 requires a qualitative approach for determining the primary beneficiary of a variable interest entity and replaces the quantitative evaluation previously set forth under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities . This approach is focused on identifying the reporting entity that has the ability to direct the activities of a variable interest entity that most significantly affects the entity's economic performance and has the obligation to absorb the entity's losses or has the right to receive benefits from the entity. ASU No. 2009-17, among other things, will require enhanced disclosures about a reporting entity's involvement in variable interest entities.  The Company adopted the pronouncement on January 1, 2010 resulting in no impact to the Company's consolidated financial statements.

In April 2010, the FASB issued an ASU, Revenue Recognition – Milestone Method, to provide guidance  on (i) defining a milestone, and (ii) determining when it may be appropriate to apply the milestone method of revenue recognition for research and development transactions. The guidance becomes effective on a prospective basis for research and development milestones achieved in fiscal years beginning on or after June 15, 2010, with early adoption and retrospective application permitted. The Company does not expect that adoption will have a material effect on its results of operations and cash flows or financial position.

In February 2010, the FASB issued an amendment which requires that an SEC filer, as defined, evaluate subsequent events through the date that the financial statements are issued. The update also removed the requirement for an SEC filer to disclose the date through which subsequent events have been evaluated. The adoption of this guidance on January 1, 2010 did not have a material effect on the Company's consolidated financial statements.

In January 2010, the FASB issued an amendment to ASC Topic 820- Improving Disclosures about Fair Value Measurements, which amends the existing fair value measurement and disclosure guidance currently included in ASC Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Specifically, the amendment to ASC Topic 820 requires entities to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers, the reasons for any transfer in or out of Level 3 and information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements on a gross basis. In addition, this amendment also clarifies the requirement for entities to disclose information about both the valuation techniques and inputs used in estimating Level 2 and Level 3 fair value measurements. This amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for additional disclosures related to Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The adoption of this amendment did not impact the Company's consolidated financial statements.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes
Note 7 — Income Taxes

A reconciliation of the income tax provision computed at the statutory tax rate to the Company's effective tax rate is as follows:

	2010	2009
U.S. federal statutory rate	35.00%	35.00%
State & local taxes	(0.07)%	5.90%
Tax on foreign operations	1.24%	(0.88)%
State research and development credits	1.02%	(14.93)%
Other	5.05%	0.79%
Valuation allowance	(42.24)%	(40.81)%
Effective tax rate	—	(14.93)%

Significant components of the Company's deferred tax assets as of December 31, 2010 and 2009 are as follows:

	2010	2009
Deferred tax assets:
Net operating loss carry forwards	$23,706,000	$23,135,000
Research and development credits	994,000	974,000
Nonqualified stock option compensation expense	1,566,000	1,553,000
Other temporary book – tax differences	112,000	(34,000)
Total deferred tax assets	26,378,000	25,628,000
Valuation allowance for deferred tax assets	(26,378,000)	(25,628,000)
Net deferred tax assets	$—	$—

A valuation allowance has been recognized to offset the Company's net deferred tax asset as it is more likely than not that such net asset will not be realized. The Company primarily considered its historical loss and potential Internal Revenue Code Section 382 limitations to arrive at its conclusion that a valuation allowance was required.

At December 31, 2010, the Company had Federal, New York State and New York City income tax net operating loss carryforwards of  $64,173,000 each and foreign income tax net operating loss carryforwards of  $8,523,000. The Company also had Federal research tax credit carryforwards of  $994,000 at December 31, 2010 and  $974,000 at December 31, 2009. The Federal net operating loss and tax credit carryforwards will expire at various times between 2012 and 2026 unless utilized. During 2009, the Company received  $303,000 payroll based research and development credits from New York State.

Implementation of ASC 740 did not result in a cumulative effect adjustment to the accumulated deficit.

It is the Company's policy to report interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

New Accounting Pronouncements	6 Months Ended
Jun. 30, 2011
New Accounting Pronouncements
New Accounting Pronouncements
8. New Accounting Pronouncements

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income," ("ASU 2011-05") which amends current comprehensive income guidance. This accounting update eliminates the option to present the components of other comprehensive income as part of the statement of shareholders' equity. Instead, we must report comprehensive income in either a single continuous statement of comprehensive income which contains two sections, net income and other comprehensive income, or in two separate but consecutive statements. ASU 2011-05 will be effective for public companies during the interim and annual periods beginning after Dec. 15, 2011 with early adoption permitted. The Company does not believe that the adoption of ASU 2011-05 will have a material impact on the Company's consolidated results of operation and financial condition.

Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2011
Fair Value Of Financial Instruments
Fair Value Of Financial Instruments
9. Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

The Company had no financial assets held at fair value at June 30, 2011 or December 31, 2010.

401(k) Plan	12 Months Ended
Dec. 31, 2010
401(k) Plan
401(k) Plan
Note 9 — 401(k) Plan

The Company has established a 401(k) deferred contribution retirement plan (the "401(k) Plan") which covers all employees. The 401(k) Plan provides for voluntary employee contributions of up to 15% of annual earnings, as defined. As of January 1, 2004, the Company began matching 100% of the first 3% and 50% of the next 2% of employee earnings to the 401(k) Plan. The Company contributed and expensed  $24,000 and  $25,000 in 2010 and 2009, respectively.

Inventory, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Inventory, Net
Inventory, Net
10. Inventory, net

Inventory is stated at the lower of cost or market using the first-in first-out method. The Company's inventory as of June 30, 2011 and December 31, 2010 was approximately as follows:

	Unaudited	Audited
	June 30, 2011	December 31, 2010
Raw Materials	$-	$264,000
Finished Goods	352,000	480,000
Total Gross Inventory	$352,000	$744,000
Less: Inventory reserve	(18,000)	(18,000)
Total Inventory	$334,000	$726,000

Note 3 — Inventory

The Company's inventory components as of December 31, 2010 and 2009 were as follows:

	December 31,
	2010	2009
Raw Materials	$264,000	$257,000
Finished Goods	480,000	414,000
Total Gross Inventory	744,000	671,000
Less: Inventory reserve	(18,000)	(18,000)
Total Inventory	$726,000	$653,000

Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments And Contingencies
Commitments And Contingencies
11. Commitments and Contingencies

Suppliers

The Company entered into an agreement in December 2003, and amended in June 2005, with a fiber supplier ("FS"), a manufacturer of medical and technical membranes for applications like dialysis, to continue to produce the fiber for the OLpur MDHDF filter series.  Pursuant to the agreement, FS is the Company's exclusive provider of the fiber for the OLpur MDHDF filter series in the European Union as well as certain other territories.  On January 18, 2010, the FS notified the Company that it exercised its right to terminate the supply agreement.  Termination of the supply agreement was effective on July 18, 2010.  The Company has not renewed the fiber supply agreement and, as a result of the License Agreement disclosed in Footnote 12. Subsequent Events, there is not a current need to renew the fiber supply agreement.

Note 10 — Commitments and Contingencies

Manufacturing and Suppliers

The Company does not intend to manufacture any of its products or components. The Company has entered into an agreement dated May 12, 2003, and amended on March 22, 2005 with a contract manufacturer ("CM"), a developer and manufacturer of medical products, to assemble and produce the Company's OLpur MD190, MD220 or other filter products at the Company's option. The agreement requires the Company to purchase from CM the OLpur MD190s and MD220s or other filter products that the Company directly markets in Europe, or are marketed by our distributor. In addition, CM will be given first consideration in good faith for the manufacture of OLpur MD190s, MD220s or other filter products that the Company does not directly market. No less than semiannually, CM will provide a report to representatives of both parties to the agreement detailing any technical know-how that CM has developed that would permit them to manufacture the filter products less expensively and both parties will jointly determine the actions to be taken with respect to these findings. If the fiber wastage with respect to the filter products manufactured in any given year exceeds 5%, then CM will reimburse the Company up to half of the cost of the quantity of fiber represented by excess wastage. CM will manufacture the OLpur MD190 or other filter products in accordance with the quality standards outlined in the agreement. Upon recall of any OLpur MD190 or other filter product due to CM having manufactured one or more products that fail to conform to the required specifications or having failed to manufacture one or more products in accordance with any applicable laws, CM will be responsible for the cost of recall. The agreement also requires that the Company maintain certain minimum product-liability insurance coverage and that the Company indemnify CM against certain liabilities arising out of the Company's products that they manufacture, providing they do not arise out of CM's breach of the agreement, negligence or willful misconduct. The term of the agreement is through May 12, 2010, with successive automatic one-year renewal terms, until either party gives the other notice that it does not wish to renew at least 90 days prior to the end of the term. The agreement may be terminated prior to the end of the term by either party upon the occurrence of certain insolvency-related events or breaches by the other party. Although the Company has no separate agreement with respect to such activities, CM has also been manufacturing the Company's DSU in limited quantities.

The Company entered into an agreement in December 2003, and amended in June 2005, with a fiber supplier ("FS"), a manufacturer of medical and technical membranes for applications like dialysis, to continue to produce the fiber for the OLpur MDHDF filter series.  Pursuant to the agreement, FS is the Company's exclusive provider of the fiber for the OLpur MDHDF filter series in the European Union as well as certain other territories.  On January 18, 2010 the FS notified the Company that they are exercising their right to terminate the supply agreement.  Termination of the supply agreement was effective on July 18, 2010.  The FS has continued to sell fiber to the Company while negotiations on terms of a new supply agreement have continued.

Contractual Obligations

At December 31, 2010, the Company had an operating lease that will expire on November 30, 2011 for the rental of its U.S. office and research and development facilities. The term of the rental agreement is for three years commencing December 2008 with a monthly cost of approximately  $7,423.

At December 31, 2010, the Company had an operating lease with a six month term expiring on July 1, 2011 and is renewable for six month terms with a two month notice to discontinue. The monthly cost is 500 Euro (approximately  $700).

Rent expense for the years ended December 31, 2010 and 2009 totaled  $101,000 and  $111,000, respectively.

Contractual Obligations and Commercial Commitments

The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2010:

	Payments Due in Period
	Total	Within 1 Year	Years 1 – 3	Years 3 – 5	More than 5 Years

Leases	$87,000	$87,000	$—	$—	$—
Employment Contracts	49,000	49,000
Total	$136,000	$136,000	$—	$—	$—

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events

12. Subsequent Events

License Agreement

On June 27, 2011, the Company entered into a license agreement, to be effective July 1, 2011, with Bellco S.r.1., as licensee, an Italy-based supplier of hemodialysis and intensive care products, for the manufacturing, marketing and sale of Nephros' patented mid-dilution dialysis filters (MD 190, MD 220), referred to herein as the Products.

Under the agreement, Nephros granted Bellco a license to manufacture, market and sell the Products under its own name, label and CE mark in Italy, France, Belgium, Spain and Canada on an exclusive basis, and to do the same on a non-exclusive basis in the United Kingdom and Greece and, upon the written approval of Nephros, other European countries where Nephros does not sell the Products as well as non-European countries, all such countries herein referred to as the Territory. In addition, if requested by Nephros, Bellco will be required to sell the Products to Nephros' distributors in the Territory.

In exchange for the rights granted to it under the agreement through December 31, 2014, Bellco agreed to pay Nephros installment payments of €500,000, €750,000, and €600,000 on July 1, 2011, January 15, 2012 and January 15, 2013, respectively. Such installment payments, herein referred to as the Installment Payments, are Bellco's sole financial obligations through December 31, 2014. Beginning on January 1, 2015 through and including December 31, 2016, Bellco will pay to Nephros a royalty based on the number of units of Products sold in the Territory as follows: for the first 103,000 units sold, Bellco will pay €4.50 per unit; thereafter, Bellco will pay €4.00 per unit. Bellco must meet minimum sales targets of 15,000 units in each quarter of 2015 and 2016. If Bellco fails to meet a quarterly minimum, the license in Italy, France, Belgium, Spain and Canada will, at the discretion of Nephros, convert to a non-exclusive one. All sums payable under the agreement will be paid in Euros, as adjusted to account for currency exchange fluctuations between the Euro and the U.S. dollar that occur between July 1, 2011, the effective date of the agreement, and the date of payment.

In the case where Nephros desires to pursue a Change in Control transaction (as defined in the agreement), Bellco will have a 30-day right of first offer with respect to such acquisition, and where either party pursues a change in control transaction, it will require the acquirer to assume such party's obligations under the agreement.

If there is an infringement of any of the patents underlying the Products, Nephros will have the first right to decide whether to act to protect such patents. Where Nephros decides not to act, Bellco, upon the written consent of Nephros, will be allowed to act to protect the patents and Nephros will reimburse Bellco the reasonable expenses sustained by Bellco as a credit against royalties due under the agreement.

The term of the agreement will be from July 1, 2011 through December 31, 2016, or until earlier terminated by either party as follows. Either party may terminate immediately after giving notice of a breach of any material obligation or upon the insolvency or bankruptcy of the other party, in each case that remains uncured after the expiration of a 30-day cure period. In addition, in the event the agreement is terminated by Bellco on or prior to December 31, 2014 due to a material breach by Nephros that causes any of the patents underlying the Products to lapse, Nephros will be required to reimburse Bellco any of the Installment Payments paid by Bellco prior to the date of termination. Finally, Nephros may terminate the agreement immediately for the following reasons: Bellco's failure to cure a monetary default within 30 days of being provided notice of such default; in the event any required permit of Bellco expires, is not approved, is not issued, or is terminated, revoked, withdrawn or deactivated; and in respect of any calendar year commencing January 1, 2015, if aggregate royalties payable to Nephros fall below €270,000.

The parties are subject to standard indemnification obligations.

On June 27, 2011, Nephros issued a press release announcing its entry into the license agreement.

FDA 510k Approval to Market Additional Ultrafiltration Products

On July 21, 2011 the Company announced that it received 510k clearance from the U.S. Food and Drug Administration to market its MSU and SSU ultrafilters to filter out biological contaminants from water and bicarbonate solution used in hemodialysis procedures.

The Nephros DSU, MSU, and SSU are FDA cleared devices for the filtration of biological contaminants from water and bicarbonate concentrate used in hemodialysis procedures. Within the U.S., there are approximately 4,500 clinics providing over 50 million dialysis treatments to 350,000 patients annually. To perform hemodialysis, ultrapure water is crucial to the production of dialysate. Dialysis clinics have water purification systems; however, microbial contaminants can originate from the water treatment system, the water distribution loop, or the dialysate concentrates. Nephros ultrafilters filter out substances down to the 0.005 micron level and address dialysate contamination at crucial points: after the reverse osmosis module and at the dialysis machine entrance from the water distribution loop. Nephros ultrafilters can be used as the last step in the water purification process to ensure that ultrapure water is used for dialysis procedures. Regular use of Nephros ultrafilters offers an affordable safety measure when utilized with modern water treatment systems and optimally maintained hemodialysis machines. Recent data have shown that the Nephros DSU, when used as part of the water purification system for dialysis systems, may reduce the required dosage of erythropoietin stimulating agents, which we believe will provide a unique benefit to patients.

On July 21, 2011, Nephros, Inc. issued a press release announcing it received clearance from the FDA to market additional ultrafiltration products.

Entry into a Material Definitive Agreement

On July 25, 2011, Nephros, Inc. entered into a letter agreement with DHR International, Inc., an international executive search firm, whereby DHR International will conduct a search to recruit a chief executive officer for Nephros.

Under the agreement, Nephros will pay DHR International a retainer consisting of  $100,000 in cash and equity worth  $25,000. The cash retainer is due in three equal installments. The first retainer payment was due and paid on execution of the agreement. The second retainer is due when Nephros begins the first round of interviews and the third retainer is due upon a candidate's acceptance of an offer from Nephros. The stock portion of the retainer is in the form of an option for 20,000 shares of common stock with an exercise price of  $1.25 per share, which was the closing price of our common stock on July 25, 2011 as reported on the Over-the-Counter Bulletin Board. The option is fully vested and has a term of 10 years.

In addition to the payments discussed above, Nephros will reimburse DHR International for indirect out-of-pocket expenses related to the executive search, such as administrative, database management and reproduction costs, which are estimated to run 12% of the aggregate retainer, and are payable in three equal installments to be billed at the same time as the three retainer installments. Nephros also must reimburse DHR International for any direct out-of-pocket expenses, such as travel and lodging, which will be billed monthly as incurred.

In the event that Nephros hires a candidate provided by DHR International for any position other than chief executive officer, Nephros will be obligated to pay DHR International a fee equal to 33% of the individual's projected first year total cash compensation.

DHR International anticipates the search to be completed in three months. If the search is not completed by that time, DHR International will continue the search without charge for a period not to exceed six months.

Nephros may cancel the agreement at any time. If Nephros cancels within 60 days of execution of the agreement, the second and third cash retainers and the reimbursable indirect costs will be prorated through the date of cancellation.

If Nephros hires a candidate presented by DHR International and that individual is terminated, either voluntarily or involuntarily, within two years from the hiring date, DHR International will, at Nephros' option, refill the position for no additional fee.

The description of the license agreement set forth above is not complete and is qualified in its entirety by reference to the agreement, which is attached as Exhibit 10.63 to this report and is incorporated by reference.

On July 26, 2011, Nephros issued a press release announcing, among other things, its entry into the letter agreement.

  Results of Operations and Financial Condition

On July 26, 2011, Nephros issued a press release that reported, among other things, the amount of revenue Nephros has received for the first six months of 2011 from the Office of Naval Research for work related to an advanced water purification system for military field use that Nephros is developing using its proprietary dual stage cold sterilization ultrafilter as the basis of the portable system. For 2011, Nephros has generated approximately  $249,000 of revenue through June 30 from its U.S. Defense Department project. A copy of the press release is attached as Exhibit 99.1.

Other Events

On July 26, 2011, Nephros issued a press release that provided a corporate update on its operations and strategy.

On August 11, 2011 Nephros submitted a new 510(k) application to market its leading-edge hemodiafiltration (HDF) system for end-stage renal disease. Upon issuance of a 510(k) application tracking number, the application will be subject to the FDA's standard 90-day review period. The application details Nephros's OLpur MD220 diafilter and Nephros's OLpur H2H Hemodiafiltration module. Nephros's OLpur MD220 is a dialyzer designed expressly for HDF therapy that employs Nephros's proprietary Mid-Dilution diafiltration technology. Nephros's OLpur H2H Hemodiafiltration module enables the most common types of standard dialysis machines to perform HDF therapy. Nephros believes that, if approved, its technology would be the first approved on-line HDF therapy available in the U.S.

Note 12 — Subsequent Event

On March 10, 2011 Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately  $3.2 million to Nephros.  The aggregate net proceeds received by the Company from the rights offering and private placement are estimated to be approximately  $2.3 million, after deducting the estimated aggregate expenses of these transactions, the repayment of the  $500,000 note, plus  $26,650 of  accrued interest thereon, issued to Lambda Investors, LLC, Nephros' largest stockholder, in October 2010 in connection with its loan to the Company, the payment of an 8% sourcing/transaction fee ( $40,000) in respect of the note and an aggregate of  $100,000 for reimbursement of Lambda Investors' legal fees incurred in connection with the loan and the rights offering.

The Company's stockholders subscribed for 4,964,854 units (99,297,082 units pre-stock split) in the rights offering and the Company accepted all basic subscription rights and oversubscription privileges.  The units were sold at a per unit purchase price of  $0.40.  Gross proceeds to the Company from the sale of these units in the rights offering was approximately  $2.0 million.  The Company issued an aggregate of 4,964,854 shares (99,297,082 shares pre-stock split) of its common stock and warrants to purchase an aggregate of approximately 4.6 million shares of its common stock to stockholders who subscribed.

                Simultaneously with the closing of the rights offering, Lambda Investors, LLC purchased in a private placement 3,009,711 units (60,194,226 units pre-stock split) at the same per unit purchase price of  $0.40, pursuant to a purchase agreement between the Company and Lambda Investors.  The Company issued to Lambda Investors an aggregate of 3,009,711 shares (60,194,226 shares pre-stock split) of its common stock and warrants to purchase an aggregate of 2,782,579 shares of its common stock.  The Company received approximately  $1.2 million in gross proceeds from its sale of units to Lambda Investors.

The Company effected a reverse stock split, in which every 20 shares of the Company's common stock issued and outstanding immediately prior to the effective time, which was 5:00 p.m. on March 11, 2011, were converted into one share of common stock. Fractional shares were not issued and stockholders who otherwise would have been entitled to receive a fractional share as a result of the reverse stock split received an amount in cash equal to  $0.04 per pre-split share for such fractional interests. The number of shares of the Company's common stock issued and outstanding was reduced from approximately 201,300,000 pre-split to approximately 10,100,000 post-split.  The reverse stock split was effected in connection with the Company's rights offering and private placement.

The reverse stock split was approved by the Company's stockholders at the Company's annual meeting held on January 10, 2011. The number of shares of common stock subject to outstanding stock warrants and options, and the exercise prices and conversion ratios of those securities, were automatically proportionately adjusted for the 1-for-20 ratio provided for by the reverse stock split.

On March 24, 2011 the Board of Directors approved the grant of additional ten-year stock options for an aggregate of 613,500 shares to employees and Directors of the Company.  The options' exercise price was set as the closing market price on March 24, 2011.  The vesting schedule of the granted options are 40% immediate vesting with the remainder to be vested equally over a three year period.

On March 24, 2011 the Board of Directors approved salary adjustments and awarded bonuses to employees of the Company, including the Chief Financial Officer, effective April 1, 2011.

On March 25, 2011, the Company and Mr. Kochanski, Chief Financial Officer, Treasurer and Secretary executed a new three year Employment Agreement effective April 1, 2011.